Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

J. Stephen Feinour, Jr. jfeinourjr@stradley.com 215.564.8521

November 2, 2020

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	OSI ETF Trust (the “Trust”)
File Nos. 333-212418 and 811-23167

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment Nos. 26/28 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed with the Securities and Exchange Commission electronically on October 28, 2020.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Sincerely,

/s/ J. Stephen Feinour, Jr.
J. Stephen Feinour, Jr.

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